Note 10 - Deposits (Details) - Interest Expense on Deposits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense on Deposits [Abstract]
NOW accounts	$ 15	$ 35	$ 57
Savings accounts	34	67	57
Money market accounts	372	447	746
Certificates	1,383	3,192	5,987
	$ 1,804	$ 3,741	$ 6,847